MERRILL LYNCH
ASSET GROWTH
FUND, INC.












FUND LOGO













Quarterly Report

November 30, 1996

Officers and Directors
Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Thomas R. Robinson, Vice President
  and Senior Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863













This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Asset
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper






MERRILL LYNCH ASSET GROWTH FUND, INC.



Worldwide
Investments as of
November 30, 1996


Percent Breakdown of
Stocks & Fixed-Income       Percent of
Securities by Country       Net Assets++

United States                 47.9%
Japan                          9.0
United Kingdom                 6.7
Canada                         5.6
Sweden                         4.0
Italy                          4.0
Germany                        3.1
France                         2.6
Brazil                         2.1
Argentina                      2.1
Mexico                         2.0
Finland                        1.8
Hong Kong                      1.5
Denmark                        1.3
Switzerland                    1.3
Philippines                    0.8
Spain                          0.8
Indonesia                      0.7
Netherlands                    0.6
Norway                         0.4
South Korea                    0.2

[FN]
++Percent of net assets may not total 100%.

Ten Largest Industries      Percent of
(Equity Investments)        Net Assets

Telecommunications             6.5%
Banking                        5.6
Computer Services & Software   3.7
Insurance                      3.6
Petroleum                      3.6
Pharmaceuticals                3.0
Aerospace & Defense            3.0
Beverages                      2.9
Electrical Equipment           2.9
Retail Stores                  2.8



Ten Largest Holdings        Percent of
(Equity Investments)        Net Assets

Kimberly-Clark Corp.*          1.7%
Unum Corporation               1.3
H.J. Heinz Company             1.2
Deere & Company                1.2
Northrop Grumman Corp.         1.2
PPG Industries, Inc.           1.2
General Motors Corp.           1.1
Merck & Co., Inc.              1.1
Sears, Roebuck & Co.           1.1
Toys 'R' Us, Inc.              1.1

[FN]
*Includes combined holdings.





DEAR SHAREHOLDER



As of November 30, 1996, the asset allocation for Merrill Lynch
Asset Growth Fund, Inc. was: US stocks, 45% of net assets; foreign stocks, 38%; US bonds, 3%; foreign bonds, 13%; and cash reserves, 1%.

During the quarter ended November 30, 1996, we restored a long duration position within the North American bond markets of the United States and Canada. The Fund's positioning in long-duration bonds reflects evidence that the US economy, contrary to strengthening as we expected previously, is showing signs of growing at a more moderate, noninflationary pace. The slowdown is reflected in slowing consumer demand and weaker-than-expected exports. Consequently, the increase in the US Federal Funds rate, which we had earlier anticipated, now seems likely to be postponed. We are capitalizing upon this view by establishing positions in both US bonds and longer-dated Canadian obligations. Long-term Canadian bonds offer a yield pickup relative to US obligations of comparable maturities. The Canadian securities are also benefiting from the accommodative monetary policy stance by the Bank of Canada, as it attempts to stimulate domestic economic growth and offset disin-flationary pressures associated with the fiscal retrenchment of the Canadian federal and provincial governments.

In Europe, we restored a position in Italian bonds because of expectations of a strengthening lira relative to the Deutschemark. These expectations were borne out as Italy re-entered the Exchange Rate Mechanism. We maintained our investments in Sweden, the United Kingdom, Germany, and Denmark, although the Fund's Danish bond position was reduced as we reestablished the commitment to Italian obligations. At the same time, increased confidence that the European Monetary Union would proceed on schedule led us to expect renewed weakness in the Deutschemark. This trend caused us to hedge our Danish and German bond commitments back to the US dollar. A similar currency view resulted in our decision to hedge our German, French and Swiss equity positions back to the US dollar. We also restored our hedge of Japanese equities back to the US dollar, given our expectations of renewed weakness in the yen.

The major change in the Fund's equity sector was to shift assets from the United States into foreign markets. We became more cautious toward the US market after the strong advance that began in early November. Our concern was that a continuing sluggish pace of economic growth could leave US equities vulnerable to earnings disappointments. In reducing US equities, we accepted profits in a number of positions which had performed exceptionally well and no longer seemed to offer above-average appreciation potential. Equities which were liquidated on this basis included Microsoft Corp., The Procter & Gamble Company and The Coca-Cola Company. We also partially liquidated positions in a number of other US equities.

In an effort to reduce risk, we established positions in several areas which appeared unexploited. These sectors included electric utilities through Edison International and real estate through Prentiss Properties Trust. After the cutback in the Fund's US equity position, the largest proportion of US equity assets remained allocated to areas that will benefit from strength in capital spending in the United States and abroad. These commitments included companies involved in technology, such as International Business Machines Corp., and companies in defense and aerospace sectors, as exemplified by Northrop Grumman Corp.

In the foreign equity sector, our investment representation was enlarged through the expansion of existing commitments. New positions were concentrated in Europe and included Vodafone Group PLC in the United Kingdom, and Color Line ASA in Norway. Our country allocations did not materially change during the three months ended November 30, 1996. Overall, Europe remained well-represented, given the relatively large number of attractively valued companies in the European markets. Similarly, we maintained significant positions in Latin America and in Canada, given comparatively favorable outlooks for the Canadian and Latin American economies and markets. The Fund's representation in Latin America remained allocated to Argentina, Brazil and Mexico, which we believe continues to offer the best potentials in the region. Finally, we continue to limit our investments in the emerging markets of Asia.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Growth Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming semi-annual report to shareholders.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Thomas R. Robinson)
Thomas R. Robinson
Vice President and
Senior Portfolio Manager




(Joel Heymsfeld)
Joel Heymsfeld
Portfolio Manager



January 2, 1997

PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





PERFORMANCE DATA (concluded)

Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/96                         +8.29%         +2.61%
Inception (9/02/94)
through 9/30/96                            +3.92          +1.25

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 9/30/96                         +7.22%         +3.22%
Inception (9/02/94)
through 9/30/96                            +2.86          +1.92

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 9/30/96                         +7.08%         +6.08%
Inception (10/21/94)
through 9/30/96                            +3.87          +3.87

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 9/30/96                         +7.98%         +2.31%
Inception (10/21/94)
through 9/30/96                            +4.72          +1.86

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results*

                                                                                         12 Month      3 Month
                                                        11/30/96   8/31/96  11/30/95     % Change      % Change
Class A Shares                                           $11.26    $10.13     $9.82      +14.66%       +11.15%
Class B Shares                                            11.19     10.09      9.73      +15.01        +10.90
Class C Shares                                            11.14     10.05      9.72      +14.61        +10.85
Class D Shares                                            11.23     10.11      9.80      +14.59        +11.08
Class A Shares-Total Return                                                              +17.34(1)     +11.15
Class B Shares-Total Return                                                              +16.14(2)     +10.90
Class C Shares-Total Return                                                              +16.03(3)     +10.85
Class D Shares-Total Return                                                              +17.04(4)     +11.08

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.226 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.096 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.120 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.207 per share ordinary income dividends.

Performance
Summary--
Class A Shares
                                 Net Asset Value          Capital Gains        Dividends
Period Covered             Beginning          Ending       Distributed           Paid*         % Change**
9/02/94--12/31/94            $10.00           $ 9.33           --               $0.038           - 6.31%
1995                           9.33             9.80           --                0.226           + 7.49
1/1/96--11/30/96               9.80            11.26           --                 --             +14.90
                                                                                ------
                                                                          Total $0.264

                                                         Cumulative total return as of 11/30/96: +15.70%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


Performance
Summary--
Class B Shares
                                 Net Asset Value          Capital Gains        Dividends
Period Covered             Beginning          Ending       Distributed           Paid*         % Change**
9/02/94--12/31/94            $10.00           $ 9.33           --               $0.009           - 6.61%
1995                           9.33             9.83           --                0.096           + 6.40
1/1/96--11/30/96               9.83            11.19           --                 --             +13.84
                                                                                ------
                                                                          Total $0.105

                                                         Cumulative total return as of 11/30/96: +13.11%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class C Shares
                                 Net Asset Value          Capital Gains        Dividends
Period Covered             Beginning          Ending       Distributed           Paid*         % Change**
10/21/94--12/31/94            $9.85           $ 9.32           --               $0.023           - 5.14%
1995                           9.32             9.79           --                0.120           + 6.34
1/1/96--11/30/96               9.79            11.14           --                 --             +13.79
                                                                                ------
                                                                          Total $0.143

                                                         Cumulative total return as of 11/30/96: +14.78%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



Performance
Summary--
Class D Shares
                                 Net Asset Value          Capital Gains        Dividends
Period Covered             Beginning          Ending       Distributed           Paid*         % Change**
10/21/94--12/31/94            $9.86           $ 9.33           --               $0.036           - 5.01%
1995                           9.33             9.80           --                0.207           + 7.28
1/1/96--11/30/96               9.80            11.23           --                 --             +14.59
                                                                                ------
                                                                          Total $0.243

                                                         Cumulative total return as of 11/30/96: +16.77%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.

SCHEDULE OF INVESTMENTS                                                                                      (in US dollars)
                                                                                                                    Percent of
COUNTRY        Industries        Shares Held             Common Stocks                     Cost            Value    Net Assets
Argentina      Banking                 3,570  Banco de Galicia y Buenos Aires
                                              S.A. (ADR)(a)                             $    73,342      $    78,986    0.7%
                                       2,325  Banco Frances del Rio de la Plata
                                              S.A. (ADR)(a)                                  62,653           70,331    0.6
                                                                                        -----------      -----------  ------
                                                                                            135,995          149,317    1.3

               Petroleum               3,600  Yacimientos Petroliferos Fiscales
                                              S.A. (ADR)(a)                                  81,316           83,700    0.8

                                              Total Common Stocks in Argentina              217,311          233,017    2.1


Brazil         Beverages             150,000  Companhia Cervejaria Brahma S.A.
                                              PN (Preferred)                                 87,058           88,513    0.8

               Oil & Related         480,000  Petroleo Brasileiro S.A. (Petrobras)
                                              (Preferred)                                    56,568           65,752    0.6

               Telecommunications      1,100  Telecomunicacoes Brasileiras S.A.-
                                              Telebras (ADR)(a)                              65,244           83,325    0.7

                                              Total Common Stocks in Brazil                 208,870          237,590    2.1


Canada         Automobile Parts        1,200  Magna International, Inc.                      52,649           65,850    0.6

               Mining                  1,100  Potash Corp. of Saskatchewan, Inc.             80,048           82,913    0.7

               Multi-Industry          2,400  Canadian Pacific, Ltd.                         42,744           66,000    0.6

               Telecommunications      1,000  Northern Telecommunications Ltd.               34,810           65,750    0.6

                                              Total Common Stocks in Canada                 210,251          280,513    2.5


Finland        Paper & Forest          3,200  UPM-Kymmene OY                                 64,665           64,107    0.6
               Products

               Telecommunications      1,300  Nokia Corp. (ADR)(a)                           47,799           72,963    0.6
               Equipment

               Transportation          2,600  Finnlines OY                                   48,128           63,136    0.6

                                              Total Common Stocks in Finland                160,592          200,206    1.8

France         Iron & Steel            4,100  Usinor-Sacilor S.A.                            68,506           61,308    0.5

               Reinsurance             2,400  Scor S.A.                                      89,982           84,725    0.8

               Semiconductor           1,100  SGS-Thompson Microelectronics N.V. (NY
               Capital Equipment              Registered Shares)                             41,340           73,288    0.7

               Tires & Rubber          1,300  Michelin (C.G.D.E.)(Class B)                   54,168           66,638    0.6

                                              Total Common Stocks in France                 253,996          285,959    2.6


Germany        Chemicals                 200  Henkel KGaA                                     8,891            9,756    0.1
                                       1,600  Henkel KGaA (Preferred)                        68,038           79,714    0.7
                                                                                        -----------      -----------  ------
                                                                                             76,929           89,470    0.8

               Electrical              1,900  Siemens AG                                     86,269           91,571    0.8
               Equipment

               Footwear                  200  Puma AG                                         6,628            6,634    0.1

               Machinery &               160  Mannesmann AG                                  44,739           66,758    0.6
               Equipment

                                              Total Common Stocks in Germany                214,565          254,433    2.3


Hong Kong      Banking                 3,200  HSBC Holdings PLC                              51,510           66,636    0.6

               Telecommunications      5,500  Hong Kong Telecommunications Ltd. (ADR)(a)     92,580           96,250    0.9

                                              Total Common Stocks in Hong Kong              144,090          162,886    1.5


Indonesia      Telecommunications      2,890  P.T. Indonesian Satellite Corp. (ADR)(a)      105,524           79,836    0.7

                                              Total Common Stocks in Indonesia              105,524           79,836    0.7


Italy          Machinery              23,000  Danieli & C. Officine Meccaniche S.p.A.        67,768           78,001    0.7

               Telecommunications     18,300  Societa Finanziara Telefonica S.p.A.
                                              (STET)                                         55,529           77,758    0.7

                                              Total Common Stocks in Italy                  123,297          155,759    1.4


Japan          Building &             10,000  Maeda Corp.                                   102,085           77,849    0.7
               Construction           12,000  Okumura Corp.                                  96,740           78,236    0.7
                                                                                        -----------      -----------  ------
                                                                                            198,825          156,085    1.4

               Capital Goods          10,000  Mitsubishi Heavy Industries, Ltd.              80,780           81,715    0.7

               Consumer--              4,000  Matsushita Electric Industrial Co., Ltd.       67,209           69,238    0.6
               Electronics

               Electrical             14,000  Mitsubishi Electric Co.                        93,847           80,573    0.7
               Equipment

               Electronics             1,000  Rohm Co., Ltd.                                 42,944           61,506    0.6

               Financial Services      4,000  Nomura Securities Co., Ltd.                    81,427           67,481    0.6

               Insurance               8,000  Tokio Marine & Fire Insurance Co., Ltd.        94,559           88,569    0.8

               Pharmaceuticals         4,000  Eisai Co., Ltd.                                70,601           78,728    0.7

               Photography             4,000  Canon, Inc.                                    75,063           84,351    0.8

               Textiles               11,000  Toray Industries, Inc.                         71,494           70,943    0.7

               Tires & Rubber          5,000  Bridgestone Corporation                        86,184           92,259    0.8

               Warehouse &             9,000  Mitsui-Soko Co., Ltd.                          73,996           70,776    0.6
               Storage

                                              Total Common Stocks in Japan                1,036,929        1,002,224    9.0


Mexico         Beverages               1,400  Panamerican Beverages, Inc. (Class A)          56,898           65,450    0.6

               Financial Services         86  Grupo Financiero Inbursa, S.A. de
                                              C.V. (ADR)(a)                                   1,736            1,333    0.0

               Multi-Industry          6,200  Grupo Carso, S.A. de C.V. (ADR)(a)             98,670           62,000    0.6

               Paper Products          3,700  Kimberly-Clark de Mexico, S.A. de C.V.         62,881           71,806    0.6

               Telecommunications      6,200  Carso Global Telecom (ADR)(a)                  29,450           27,125    0.2

                                              Total Common Stocks in Mexico                 249,635          227,714    2.0


Netherlands    Banking                 1,100  ABN AMRO Holding N.V.                          61,651           71,270    0.6

                                              Total Common Stocks in the Netherlands         61,651           71,270    0.6


Norway         Cruise Lines           10,000  Color Line ASA                                 37,601           45,944    0.4

                                              Total Common Stocks in Norway                  37,601           45,944    0.4


Philippines    Beverages              21,200  San Miguel Corp. (Class B)                     74,672           84,690    0.8

                                              Total Common Stocks in the Philippines         74,672           84,690    0.8

South Korea    Engineering &           3,500  Hyundai Engineering & Construction
               Construction                   Co., Ltd. (GDR)(b)                             45,605           22,750    0.2

                                              Total Common Stocks in South Korea             45,605           22,750    0.2



SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                                                                                                    Percent of
COUNTRY        Industries        Shares Held             Common Stocks                     Cost            Value    Net Assets
Spain          Petroleum               2,200  Repsol S.A. (ADR) (a)                     $    70,920      $    80,575    0.8%

                                              Total Common Stocks in Spain                   70,920           80,575    0.8


Sweden         Banking                 3,200  Sparbanken Sverige AB (Class A)                40,252           52,924    0.5

               Investment              6,500  Bure Investment AB                             54,697           71,668    0.6
               Management

                                              Total Common Stocks in Sweden                  94,949          124,592    1.1


Switzerland    Electrical                 65  BBC Brown Boveri & Cie (Bearer)                63,940           81,431    0.7
               Equipment

               Pharmaceuticals         1,100  Sandoz AG (ADR)(a)                             47,575           64,075    0.6

                                              Total Common Stocks in Switzerland            111,515          145,506    1.3


United         Banking                 5,800  National Westminster Bank PLC                  61,230           67,119    0.6
Kingdom

               Beverages               9,500  Grand Metropolitan PLC                         64,774           74,170    0.7

               Electrical             11,500  General Electric Co. PLC (Ordinary)            58,357           72,001    0.7
               Equipment

               Merchandising           6,400  Boots Company PLC                              60,430           68,308    0.6

               Pharmaceuticals         3,900  Glaxo Wellcome PLC                             52,668           64,555    0.6

               Steel                  25,000  British Steel PLC                              65,679           69,753    0.6

               Telecommunications     21,000  Vodafone Group PLC                             73,076           90,889    0.8

                                              Total Common Stocks in the
                                              United Kingdom                                436,214          506,795    4.6

United         Aerospace &               700  AlliedSignal, Inc.                             51,507           51,275    0.5
States         Defense                 2,200  Gulfstream Aerospace Corporation               54,238           52,800    0.5
                                       1,600  Northrop Grumman Corp.                        105,808          133,000    1.2
                                         600  United Technologies Corp.                      53,061           84,150    0.8
                                                                                        -----------      -----------  ------
                                                                                            264,614          321,225    3.0

               Automobile              2,200  General Motors Corp.                          121,853          126,775    1.1

               Automobile Parts        3,100  Lear Corporation                              103,850          111,213    1.0

               Banking                 3,100  Bank of New York Company, Inc. (The)           66,356          111,213    1.0
                                       1,000  Citicorp                                       72,955          109,250    1.0
                                                                                        -----------      -----------  ------
                                                                                            139,311          220,463    2.0

               Broadcasting--          2,393  Viacom, Inc. (Class B)                         88,434           90,336    0.8
               Media

               Building Products         600  Oakwood Homes Corporation                      13,356           13,275    0.1
                                       3,800  Spieker Properties, Inc.                      107,357          116,375    1.1
                                                                                        -----------      -----------  ------
                                                                                            120,713          129,650    1.2

               Chemicals               2,100  PPG Industries, Inc.                          104,120          128,625    1.2

               Computer Services       1,500  cisco Systems, Inc.                            67,442          101,812    0.9
               & Software              2,550  First Data Corp.                               90,095          101,681    0.9
                                         650  International Business Machines Corp.          71,432          103,594    1.0
                                       2,112  Oracle Corp.                                   70,091          103,488    0.9
                                                                                        -----------      -----------  ------
                                                                                            299,060          410,575    3.7

               Computers               1,000  COMPAQ Computer Corp.                          74,153           79,250    0.7

               Diversified               600  FMC Corporation                                42,106           46,350    0.4
               Companies

               Electronics             2,600  Corning, Inc.                                  73,147          105,300    0.9
                                       1,100  General Electric Company                       83,485          114,400    1.0
                                                                                        -----------      -----------  ------
                                                                                            156,632          219,700    1.9

               Engineering &           1,700  Foster Wheeler Corporation                     69,512           61,412    0.6
               Construction

               Financial Services      2,100  American Express Company                       98,034          109,725    1.0

               Foods                   3,600  H.J. Heinz Company                            118,103          136,350    1.2

               Hospital Supplies       1,900  Abbott Laboratories                            59,964          105,925    1.0

               Insurance                 800  Aetna Inc.                                     59,537           57,700    0.5
                                       1,800  Allstate Corp.                                 73,678          108,450    1.0
                                       2,000  Unum Corporation                              127,661          142,250    1.3
                                                                                        -----------      -----------  ------
                                                                                            260,876          308,400    2.8

               Leisure/Tourism         3,200  Brunswick Corporation                          79,060           81,600    0.7
                                         914  TCI Pacific Communications
                                              (Convertible Preferred)                        86,556           79,518    0.7
                                                                                        -----------      -----------  ------
                                                                                            165,616          161,118    1.4

               Machine Tools &         3,000  Deere & Company                               124,668          133,875    1.2
               Machinery

               Machinery               2,000  American Standard Companies, Inc.              65,274           76,250    0.7

               Medical                 3,400  Health Management Associates, Inc.
                                              (Class A)                                      77,244           75,225    0.7

               Natural Gas             2,300  Enron Corp.                                    88,840          105,225    0.9

               Oil Services            3,100  Dresser Industries, Inc.                       61,206          101,525    0.9
                                       1,000  Schlumberger Ltd.                              64,310          104,000    0.9
                                                                                        -----------      -----------  ------
                                                                                            125,516          205,525    1.8

               Paper                   1,300  Kimberly-Clark Corp.                           99,934          127,075    1.1

               Petroleum               1,900  Pennzoil Company                               76,947          106,875    1.0
                                       2,700  Unocal Corp.                                   90,873          110,025    1.0
                                                                                        -----------      -----------  ------
                                                                                            167,820          216,900    2.0

               Pharmaceuticals         1,500  Merck & Co., Inc.                              51,278          124,500    1.1

               Railroads               1,000  Burlington Northern, Inc.                      81,076           89,875    0.8

               Real Estate             2,300  Prentiss Properties Trust                      47,045           51,462    0.5
               Investment Trusts

               Retail Stores           2,500  Sears, Roebuck & Co.                           99,379          124,375    1.1
                                       2,700  Thrifty Payless Holdings, Inc. (Class B)       52,358           69,187    0.6
                                       3,500  Toys 'R' Us, Inc.                             109,143          120,750    1.1
                                                                                        -----------      -----------  ------
                                                                                            260,880          314,312    2.8

               Scientific              1,500  Fisher Scientific International, Inc.          47,028           68,625    0.6
               Equipment

               Software--Computer      2,400  BMC Software, Inc.                             89,601          104,400    0.9

               Steel                   2,800  AK Steel Holding Corp.                        115,713          106,750    1.0

               Telecommunications      4,000  Airtouch Communications, Inc.                 114,486          102,500    0.9
                                       1,700  Bell Atlantic Corp.                            83,827          106,887    1.0
                                                                                        -----------      -----------  ------
                                                                                            198,313          209,387    1.9



SCHEDULE OF INVESTMENTS (concluded)                                                                          (in US dollars)
                                                                                                                    Percent of
COUNTRY        Industries        Shares Held             Common Stocks                     Cost            Value    Net Assets
United States  Tobacco                   750  Philip Morris Companies, Inc.             $    74,532      $    77,344    0.7%
(concluded)

               Travel & Lodging        3,200  Carnival Corporation (Class A)                 90,487          101,200    0.9

               Utilities--             4,700  Edison International                           87,739           93,412    0.8
               Electric
                                              Total Common Stocks in the
                                              United States                               4,179,939        5,048,434   45.4


                                              Total Investments in Common Stocks          8,038,126        9,250,693   83.2


                                 Face Amount       Fixed-Income Securities


Canada         Foreign        C$     400,000  Canadian Government Bonds, 8% due             326,779          344,935    3.1
               Government                     6/01/2027
               Obligations

                                              Total Fixed-Income Securities in Canada       326,779          344,935    3.1


Denmark        Foreign       Dkr     800,000  Danish Government Bonds, 8% due 3/15/2006     146,515          148,804    1.3
               Government
               Obligations
                                              Total Fixed-Income Securities in Denmark      146,515          148,804    1.3


Germany        Foreign        DM     120,000  Bundesrepublik Deutschland, 7.125%             83,338           86,267    0.8
               Government                     due 12/20/2002
               Obligations

                                              Total Fixed-Income Securities in Germany       83,338           86,267    0.8

Italy          Foreign       Lit 410,000,000  Buoni Poliennali del Tesoro, 8.50%            290,468          288,098    2.6
               Government                     due 1/01/2004
               Obligations

                                              Total Fixed-Income Securities in Italy        290,468          288,098    2.6


Sweden         Foreign                        Government of Sweden:
               Government    Skr     600,000    10.25% due 5/05/2000                        101,118          102,017    0.9
               Obligations         1,400,000    8% due 8/15/2007                            219,773          223,658    2.0

                                              Total Fixed-Income Securities in Sweden       320,891          325,675    2.9


United         Foreign     Pound     135,000  United Kingdom Treasury Gilt, 7.50%           214,806          229,248    2.1
Kingdom        Government  Sterling           due 12/07/2006
               Obligations

                                              Total Fixed-Income Securities in the
                                              United Kingdom                                214,806          229,248    2.1


United         US Government                  US Treasury Notes:
States         & Agency      US$     175,000    5% due 1/31/1998                            173,455          174,015    1.6
               Obligations           100,000    7% due 7/15/2006                            103,389          106,594    0.9

                                              Total Fixed-Income Securities in the
                                              United States                                 276,844          280,609    2.5


                                              Total Investments in Fixed-Income
                                              Securities                                  1,659,641        1,703,636   15.3


                                                    Short-Term Securities

United         Commercial Paper*     400,000  General Electric Capital Corp., 5.70%
States                                        due 12/02/1996                                399,873          399,873    3.6

                                              Total Investments in Short-Term
                                              Securities                                    399,873          399,873    3.6


               Total Investments                                                        $10,097,640       11,354,202  102.1
                                                                                        ===========
               Unrealized Appreciation on Forward Foreign Exchange Contracts**                                41,722    0.4
               Liabilities in Excess of Other Assets                                                        (273,371)  (2.5)
                                                                                                         -----------  ------
               Net Assets                                                                                $11,122,553  100.0%
                                                                                                         ===========  ======

               Net Asset Value:   Class A--Based on net assets of $1,469,203 and 130,428 shares
                                           outstanding                                                   $     11.26
                                                                                                         ===========
                                  Class B--Based on net assets of $8,489,852 and 758,628 shares
                                           outstanding                                                   $     11.19
                                                                                                         ===========
                                  Class C--Based on net assets of $586,807 and 52,656 shares
                                           outstanding                                                   $     11.14
                                                                                                         ===========
                                  Class D--Based on net assets of $576,691 and 51,336 shares
                                           outstanding                                                   $     11.23
                                                                                                         ===========

            (a)American Depositary Receipts (ADR).
            (b)Global Depositary Receipts (GDR).
              *Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
             **Forward foreign exchange contracts as of November 30, 1996 were as follows:

               Foreign Currency Sold            Expiration Date    Unrealized Appreciation

               Chf            85,000             December 1996                     $ 2,384
               DM            294,719             December 1996                       2,688
               DM            525,000             February 1997                       7,481
               Frf         1,000,000             December 1996                       3,702
               YEN       100,940,000             January 1997                       25,467

               Total Unrealized Appreciation--Net on Forward Foreign
               Exchange Contracts (US$Commitment--$1,724,771)                      $41,722
                                                                                   =======



EQUITY PORTFOLIO CHANGES



For the Quarter Ended November 30, 1996


Additions

 Airtouch Communications, Inc.
*Allegiance Corp.
 AlliedSignal, Inc.
 Bridgestone Corporation
 Brunswick Corporation
 COMPAQ Computer Corp.
 Color Line ASA
 Edison International
 FMC Corporation
 Grupo Financiero Inbursa, S.A. de C.V. (ADR)
 Gulfstream Aerospace Corporation
 Health Management Associates, Inc. (Class A)
 Oakwood Homes Corporation
 Prentiss Properties Trust
 Puma AG
*Sabre Group
 Scor S.A.
 Thrifty Payless Holdings, Inc. (Class B)
 Toys 'R' Us, Inc.
 Vodafone Group PLC

Deletions

 AT&T Corp.
*Allegiance Corp.
 AutoZone, Inc.
 Baxter International, Inc.
 Boeing Co. (The)
 Cincinnati Milacron, Inc.
 The Coca-Cola Company
 Conrail, Inc.
 Delta Air Lines, Inc.
 Electronic Data Systems Corp.
 Intel Corp.
 Invercorporacion S.A. 'A-1' (ADR)
 Lexmark International Group, Inc. (Class A)
 The Limited, Inc.
 Lucent Technologies, Inc.
 Microsoft Corp.
 National Processing, Inc.
 Procter & Gamble Company (The)
*Sabre Group
 Sun Microsystems, Inc.

[FN]
*Added and deleted in the same quarter.